Lease Liabilities (Details) - Schedule of future minimum operating lease payments - Operating Lease Liabilities [Member]	Jul. 31, 2022 USD ($)
Lease Liabilities (Details) - Schedule of future minimum operating lease payments [Line Items]
Ending October 31, 2022 (remaining)	$ 25,394
Ending October 31, 2023	102,846
Ending October 31, 2024	79,991
Total minimum non-cancellable operating lease payments	208,231
Less: discount to fair value	(20,437)
Total operating lease liabilities on July 31, 2022	$ 187,794